PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of plant and equipment

	As of
	June 30, 2026	December 31, 2025

Computer and equipment	$957	$962
Less: accumulated depreciation	(159)	(64)
	$798	$898